Share-Based Compensation - Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additional disclosure
Proceeds from exercise of options	$ 258,311	$ 561,448	$ 69,214
Leju Plan | Share Options
Number of Options
Outstanding at beginning of the year (in shares)	11,803,404
Granted (in shares)	4,267,000
Exercised (in shares)	(146,582)	(429,968)	(48,757)
Forfeited (in shares)	(305,836)
Outstanding at end of the year (in shares)	15,617,986	11,803,404
Vested and expected to vest at end of the year (in shares)	15,130,549
Exercisable at end of the year (in shares)	11,368,986
Weighted Average Exercise Price
Outstanding at beginning of the year (in dollars per share)	$ 3.39
Exercised (in dollars per share)	1.42
Forfeited (in dollars per share)	3.35
Outstanding at end of the year (in dollars per share)	2.72	$ 3.39
Vested and expected to vest at end of the year (in dollars per share)	2.78
Exercisable at end of the year (in dollars per share)	$ 3.41
Weighted Average Remaining Contractual Term
Outstanding at end of the year	5 years 8 months 15 days	5 years 4 months 20 days
Vested and expected to vest at end of the year	5 years 7 months 2 days
Exercisable at end of the year	4 years 4 months 9 days
Aggregate Intrinsic Value of Options
Exercised	$ 193,492	$ 471,610	$ 20,441
Additional disclosure
Weighted-average grant-date fair value of options granted (in dollars per share)	$ 1.74
Compensation expense	$ 1,519,778	1,415,526	2,268,554
Total unrecognized compensation expense	$ 4,140,587
Weighted-average period over which cost is expected to be recognized	2 years 3 months 21 days
Proceeds from exercise of options	$ 208,025	$ 611,734	$ 69,214
Exercise of share options	146,582	429,968	48,757